Segment information - Simplified statement of cash flows on telecommunication and banking activities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Interests paid on lease liabilities	€ (141)	€ (120)	€ (131)
Interests paid on financed asset liabilities	(3)	(1)	(1)
Significant litigations paid and received	(20)	(306)	2,217
Repayments of debts relating to financed assets	(97)	(80)	(60)
Capital increase (decrease) - non-controlling interests		5	2
Adjustments for current tax of prior periods			2,246
Orange Bank [member]
Disclosure of operating segments [line items]
Capital increase (decrease) - non-controlling interests	150	300	197
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Significant litigations paid and received	20	306	(2,217)
Telecommunication licenses paid	€ 981	717	351
Finance leases liabilities repayments			(500)
Capital increase (decrease) - non-controlling interests		€ 1	2
Adjustments for current tax of prior periods			€ 2,246